UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21285

                MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Kirsten Ganschow
                         123 N. Wacker Drive, 28th Floor
                                Chicago, IL 60606
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-312-881-6500

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

MAN-GLENWOOD LEXINGTON
ASSOCIATES PORTFOLIO, LLC

FINANCIAL STATEMENTS AS OF AND FOR THE SIX-MONTH
PERIOD ENDED SEPTEMBER 30, 2009 (UNAUDITED)

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

TABLE OF CONTENTS

                                                             PAGE
                                                             ----
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...      1
FINANCIAL STATEMENTS (Unaudited):
   Schedule of Investments................................    2-4
   Statement of Assets and Liabilities....................      5
   Statement of Operations................................      6
   Statements of Changes in Net Assets....................      7
   Statement of Cash Flows................................      8
   Notes to Financial Statements..........................   9-17

The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Company's Form N-Q is available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-312-881-6500; and (ii) on the Commission's website at http://www.sec.gov.

(DELOITTE LOGO)

                                                          DELOITTE & TOUCHE LLP
                                                          111 S. Wacker Drive
                                                          Chicago, IL 60606-4301
                                                          USA

                                                          Tel: +1 312 486 1000
                                                          Fax: +1 312 486 1486
                                                          www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and
Members of Man-Glenwood Lexington Associates Portfolio, LLC:

We have reviewed the accompanying statement of assets and liabilities of Man-Glenwood Lexington Associates Portfolio, LLC (the "Company"), including the schedule of investments, as of September 30, 2009, and the related statements of operations, changes in net assets, and cash flows for the six-month period then ended, and the statement of changes in net assets for the year ended March 31, 2009. These interim financial statements are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

November 23, 2009

                                                        Member of
                                                        DELOITTE TOUCHE TOHMATSU

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 2009

          STRATEGY ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS
                        AND REGISTERED INVESTMENT COMPANY

                                   (PIE CHART)

Commodity & Trading           --   29.3%
Equity Hedge                  --   22.4%
Distressed & Credit           --   15.5%
Event Driven                  --   13.3%
Relative Value                --    9.8%
Variable Equity               --    9.7%
Registered Investment Company --    0.0%

                                                                                  % OF
INVESTMENT FUNDS                                        COST       FAIR VALUE   NET ASSETS
----------------                                    -----------   -----------   ----------
COMMODITY & TRADING
Black River Commodity Multi-Strategy Fund, LLC      $    52,490   $    59,126      0.06%
Blenheim Fund, LP                                       738,897     1,896,216      1.94%
Bridgewater Pure Alpha Fund II, LLC                   2,109,311     2,410,007      2.46%
Clarium Capital LLC                                   1,754,353     1,846,070      1.89%
COMAC Global Macro Fund, LP                           2,300,000     2,475,401      2.53%
Crabel Fund, LP (Class A)                             1,711,537     1,745,091      1.78%
D.E. Shaw Oculus Fund, LLC                              587,812     1,163,133      1.19%
Fortress Commodities Fund LP                          1,534,446     1,675,321      1.71%
GS JBWere Global Trading Strategies (Cayman) Fund     2,300,000     2,178,665      2.22%
NWI Explorer Global Macro Fund, LP                    1,971,459     1,544,581      1.58%
QFS Global Macro Fund LLC                             2,142,753     2,263,985      2.31%
Quantitative Global 1X Fund LLC                       1,725,000     1,748,978      1.79%
Touradji Global Resources Fund, LP (Series A)           988,082     1,891,722      1.93%
WCG Partners LP (Class A)                             2,097,294     2,584,970      2.64%
                                                    -----------   -----------     -----
TOTAL COMMODITY & TRADING                            22,013,434    25,483,266     26.03%
                                                    -----------   -----------     -----
DISTRESSED & CREDIT
Brigade Leveraged Capital Structured Fund, LP         2,156,092     2,354,039      2.41%
Cerberus Partners, L.P.                               1,144,204     1,963,968      2.01%
Chatham High Yield, Ltd.                              1,800,000     2,055,718      2.10%
Fir Tree Capital Opportunities, LP                    2,900,000     2,931,941      2.99%
Greywolf Capital Partners II, LP                        248,800       268,275      0.27%
King Street Capital, L.P.                             1,015,214     2,566,891      2.62%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONTINUED) (UNAUDITED)
SEPTEMBER 30, 2009

                                                                          % OF
INVESTMENT FUNDS                               COST       FAIR VALUE   NET ASSETS
----------------                           -----------   -----------   ----------
DISTRESSED & CREDIT (CONTINUED)
Liberty Harbor I, LLC                      $   161,238   $   153,727      0.16%
TPG Credit Opportunities Fund LP             1,600,000     1,216,157      1.24%
                                           -----------   -----------     -----
TOTAL DISTRESSED & CREDIT                   11,025,548    13,510,716     13.80%
                                           -----------   -----------     -----
EQUITY HEDGE
Atlas Fundamental Trading Fund, LP           2,300,000     2,250,096      2.30%
Coatue Qualified Partners, L.P.              1,446,356     2,579,581      2.63%
Dabroes Investment Fund LP                   2,025,000     1,954,402      2.00%
Galante Partners LP                          1,600,000     1,471,180      1.50%
Horizon Portfolio LP                         2,534,190     2,865,126      2.93%
Ivory Flagship Fund, LP                      1,822,782     2,844,242      2.90%
Meditor Euro Hedge Fund (B) Ltd.             2,515,604     2,711,991      2.77%
Samlyn Onshore Fund LP                       1,750,000     2,787,492      2.85%
                                           -----------   -----------     -----
TOTAL EQUITY HEDGE                          15,993,932    19,464,110     19.88%
                                           -----------   -----------     -----
EVENT DRIVEN
Altima Global Special Situations Fund LP     2,347,369     2,078,449      2.12%
Castlerigg Partners LP                       1,150,292       742,445      0.76%
Centaurus Alpha Fund LP                          7,208         6,377      0.01%
Cevian Capital II LP (Class C)                 371,320       373,223      0.38%
Owl Creek II LP                              2,281,636     2,645,159      2.70%
Pendragon (Lancelot II) Fund, LLC              175,607       120,972      0.12%
Steel Partners II, LP                        1,919,646     1,324,728      1.35%
Suttonbrook Capital Partners, L.P.           2,028,708     1,856,194      1.90%
Tontine Capital Partners LP (Class C)        1,467,860       297,595      0.31%
Trian Partners, LP                           1,378,845     1,627,157      1.66%
ValueAct Capital Partners, L.P.                944,077       502,466      0.51%
                                           -----------   -----------     -----
TOTAL EVENT DRIVEN                          14,072,568    11,574,765     11.82%
                                           -----------   -----------     -----
RELATIVE VALUE
Amaranth Partners, L.L.C.                      683,715       246,810      0.25%
Brookville Onshore Horizons Fund I, LP       2,550,000     2,778,771      2.84%

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

SCHEDULE OF INVESTMENTS (CONCLUDED) (UNAUDITED)
SEPTEMBER 30, 2009

                                                                                 % OF
INVESTMENT FUNDS                                      COST       FAIR VALUE   NET ASSETS
----------------                                  -----------   -----------   ----------
RELATIVE VALUE (CONTINUED)
CFIP Domestic Fund                                $ 2,251,972   $ 2,704,204       2.76%
Waterstone Market Neutral Fund                      1,947,079     2,802,293       2.86%
                                                  -----------   -----------     ------
TOTAL RELATIVE VALUE                                7,432,766     8,532,078       8.71%
                                                  -----------   -----------     ------
VARIABLE EQUITY
Amiya Global Emerging Opportunities Fund, LP        1,150,000     1,527,575       1.56%
Concentric European Fund LLC                        1,560,178       275,069       0.28%
Gandhara Fund, LP                                       6,506         9,288       0.01%
Horseman Global Fund II, LP                         2,000,000     1,535,241       1.57%
Tontine Partners LP (Class C)                       1,624,258       239,183       0.25%
Tosca                                                 826,955       620,124       0.63%
Whitney Japan Strategic, LP                         1,754,069     1,958,981       2.00%
Zebedee Focus Fund Ltd.                             1,595,888     2,242,327       2.29%
                                                  -----------   -----------     ------
TOTAL VARIABLE EQUITY                              10,517,854     8,407,788       8.59%
                                                  -----------   -----------     ------
TOTAL INVESTMENT FUNDS                             81,056,102    86,972,723      88.83%
                                                  -----------   -----------     ------
REGISTERED INVESTMENT COMPANY
SEI Daily Income Trust Treasury Money Market
   Fund, Class A, 0.030%* (Shares 165)                    165           165       0.00%
                                                  -----------   -----------     ------
TOTAL REGISTERED INVESTMENT COMPANY                       165           165       0.00%
                                                  -----------   -----------     ------
TOTAL INVESTMENT FUNDS AND REGISTERED
   INVESTMENT COMPANY                             $81,056,267    86,972,888      88.83%
                                                  ===========
Plus: remaining assets in excess of liabilities                  10,938,426      11.17%
                                                                -----------     ------
NET ASSETS                                                      $97,911,314     100.00%
                                                                ===========     ======

FUTURES - A summary of the open futures contracts held by the Company at September 30, 2009, is as follows:

                            NUMBER OF     EXPIRATION     UNREALIZED
TYPE OF CONTRACT            CONTRACTS        DATE       DEPRECIATION
----------------            ---------   -------------   ------------
Russell 2000 Index E-MINI       28      December 2009     $(57,120)
                                                          ========

*    Rate shown is the 7-day effective yield as of September 30, 2009.

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2009

ASSETS:
   Investment funds and registered investment company
      at fair value (cost--$81,056,267)                                                $ 86,972,888
   Cash and cash equivalents                                                             12,562,422
   Deposits with brokers                                                                    786,258
   Receivable for investments sold                                                        2,917,932
   Other assets                                                                              38,919
                                                                                       ------------
      Total assets                                                                      103,278,419
                                                                                       ------------
LIABILITIES:
   Capital withdrawals payable                                                            4,308,876
   Capital contributions received in advance                                                530,487
   Management fee payable                                                                   254,213
   Accrued professional fees payable                                                        188,534
   Unrealized depreciation on futures contracts                                              57,120
   Administrative fee payable                                                                24,275
   Other liabilities                                                                          3,600
                                                                                       ------------
      Total liabilities                                                                   5,367,105
                                                                                       ------------
NET ASSETS                                                                             $ 97,911,314
                                                                                       ============
COMPONENTS OF NET ASSETS:
   Capital transactions--net                                                           $ 77,313,573
   Accumulated net investment loss                                                      (21,526,894)
   Accumulated realized gain on investment funds, common stock and futures contracts     36,265,134
   Accumulated net unrealized appreciation on investment funds
      and registered investment company                                                   5,916,621
   Accumulated net unrealized depreciation on futures contracts                             (57,120)
                                                                                       ------------
NET ASSETS                                                                             $ 97,911,314
                                                                                       ============
NET ASSET VALUE PER UNIT:
   (Net assets divided by 81,236.640 units of beneficial interest)                     $   1,205.26
                                                                                       ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

INVESTMENT INCOME:
   Interest                                                     $     2,165
                                                                -----------
TOTAL INVESTMENT INCOME                                               2,165
                                                                -----------
EXPENSES:
   Management fee                                                   524,022
   Administrative fee                                                47,153
   Professional fees                                                128,456
   Board of Managers fee                                             13,500
   Loan commitment fee                                                7,333
   Custody fee                                                        5,242
   Interest expense                                                     206
   Other                                                              5,014
                                                                -----------
      Total expenses                                                730,926
   Less contractual expense waiver                                  (68,153)
                                                                -----------
      Net expenses                                                  662,773
                                                                -----------
NET INVESTMENT LOSS                                                (660,608)
                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment funds                         (1,348,607)
   Net realized loss on common stock                                 (2,853)
   Net realized loss on futures contracts                        (1,094,936)
   Net change in unrealized appreciation on investment funds
      and registered investment company                           7,690,464
   Net change in unrealized appreciation on futures contracts       319,840
                                                                -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                   5,563,908
                                                                -----------
INCREASE IN NET ASSETS FROM INVESTMENT ACTIVITIES               $ 4,903,300
                                                                ===========

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009
AND THE YEAR ENDED MARCH 31, 2009 (UNAUDITED)

                                                                    SIX-MONTH
                                                                   PERIOD ENDED        YEAR ENDED
                                                                SEPTEMBER 30, 2009   MARCH 31, 2009
                                                                ------------------   --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM INVESTMENT ACTIVITIES:
   Net investment loss                                             $   (660,608)      $ (2,808,679)
   Net realized gain (loss) on investment funds, common stock
      and futures contracts                                          (2,446,396)         4,527,653
   Net change in unrealized appreciation (depreciation)
      on investment funds, registered invesment
      company, and futures contracts                                  8,010,304        (21,208,035)
                                                                   ------------       ------------
      Increase (decrease) in net assets from
         investment activities                                        4,903,300        (19,489,061)
                                                                   ------------       ------------
CAPITAL TRANSACTIONS:
   Capital contributions                                                569,630         14,877,695
   Capital redemptions                                              (13,686,737)       (42,380,472)
                                                                   ------------       ------------
NET CAPITAL TRANSACTIONS                                            (13,117,107)       (27,502,777)
NET ASSETS--Beginning of period                                     106,125,121        153,116,959
                                                                   ------------       ------------
NET ASSETS--End of period                                          $ 97,911,314       $106,125,121
                                                                   ============       ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES:
   Increase in net assets from investment activities                             $  4,903,300
   Adjustments to reconcile net increase in net assets
      from investment activities to net cash provided by operating activities:
      Purchases of investment funds                                                (4,475,000)
      Sales of investment funds and common stock                                   32,691,094
      Sales of registered investment company                                        1,160,326
      Net change in unrealized (appreciation) depreciation on investment funds
         and registered investment company                                         (7,690,464)
      Net realized loss on investment funds and common stock                        1,351,460
      Net change in unrealized appreciation on futures contracts                     (319,840)
      Decrease in deposits with brokers                                             1,226,761
      Decrease in other assets                                                         43,062
      Decrease in management fee payable                                              (33,617)
      Decrease in administrative fee payable                                          (65,097)
      Increase in accrued professional fees payable                                   128,456
      Decrease in other liabilities                                                  (114,922)
                                                                                 ------------
         Net cash provided by operating activities                                 28,805,519
                                                                                 ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                            1,100,117
   Capital withdrawals                                                            (19,137,858)
                                                                                 ------------
         Net cash used in financing activities                                    (18,037,741)
                                                                                 ------------
NET INCREASE IN CASH AND CASH EQUIVALENTS                                          10,767,778
                                                                                 ------------
CASH AND CASH EQUIVALENTS--Beginning of period                                      1,794,644
                                                                                 ------------
CASH AND CASH EQUIVALENTS--End of period                                         $ 12,562,422
                                                                                 ============
SUPPLEMENTAL DISCLOSURES:
   Cash paid for interest                                                        $        206
                                                                                 ============
   In-kind distribution of interest in investment fund                           $  1,134,451
                                                                                 ============

See notes to financial statements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

1.   ORGANIZATION

     Man-Glenwood Lexington Associates Portfolio, LLC (the "Company") is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company was formed on September 24, 2002 with operations commencing on October 1, 2002.

     The Company's investment objectives are to preserve capital regardless of what transpires in the U.S. or global financial markets, generate attractive returns and thereby increase investors' wealth, and produce returns which have low correlation with major market indices. The Company attempts to achieve these objectives by utilizing a multi-strategy, multi-manager approach. The Company emphasizes efficient allocation of investor capital among pooled investment vehicles such as limited partnerships with a range of investment strategies, managed by independent investment managers, and believes that there are benefits to be derived from exposure to a broad range of investment strategies that will maximize the potential for stable, positive returns over a full economic cycle.

     Man Investments (USA) LLC (formerly Glenwood Capital Investments, L.L.C.) serves as the Company's investment adviser (the "Adviser"). The Adviser is an Illinois limited liability company and is registered with the CFTC as a commodity pool operator and commodity trading adviser and is a member of the National Futures Association ("NFA"). The Adviser is also registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser advises other accounts which may hold interests in the same underlying investment funds as the Company. Additionally, certain officers and employees of the Adviser and its affiliates may own interests in the underlying investment funds of the Company.

     The Company's Board of Managers (the "Board") has overall responsibility to manage and control the business operations of the Company on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Company.

     SEI Global Services Inc. ("SEI") acts as the Company's fund accounting agent, transfer agent, and registrar. SEI Private Trust Company ("SEI Trust Company") serves as the Company's custodian and maintains custody of the Company's assets.

     The Company currently intends to accept initial and additional subscriptions as of the first business day of each calendar month. The Company reserves the right to reject or suspend subscriptions at any time. Members will not have the right to require the Company to redeem their investments. The Company will offer to repurchase outstanding investments pursuant to written tenders by members from time to time. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES

     In June 2009, the Financial Accounting Standards Board ("FASB") issued SFAS No. 168, THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES-A REPLACEMENT OF FAS NO. 162, which has been codified into ASC Topic 105 Generally Accepted Accounting Principles ("ASC 105"), which establishes the FASB Accounting Standards Codification (the "Codification"or "ASC") as the source of authoritative U.S. generally accepted accounting principles recognized by the FASB to be applied by nongovernmental entities. This statement is effective for financial statements issued for interim and annual periods ending after September 15, 2009. On the effective date of this Statement, the Codification superseded all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification became non-authoritative. The adoption of ASC 105 required the Company to adjust references to authoritative accounting literature in the financial statements, but did not affect the Company's financial position or results of operations. The Company has implemented the Codification as of September 30, 2009.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS -- The Company values investments in limited partnerships and other pooled vehicles (collectively, the "investment funds") as of the close of business at the end of each fiscal period, generally monthly. The Company's investments are valued at fair value in good faith at the Company's pro rata interest in the net assets of these entities or, if circumstances warrant, under fair value procedures established by the Board of Managers. Investments held by these investment funds are valued at prices which approximate fair value. The fair value will represent the amount that the Company could reasonably expect to receive from an investment fund, or from a third party if the Company's interest were redeemed or sold at the time of valuation, based on information available at that time that the Adviser reasonably believes to be reliable. Under some circumstances, the Company or the Adviser may determine, based on other information available to the Company or the Adviser, that an investment fund's reported valuation does not represent fair value. In such cases, the Company assesses the fair value of such investment fund based on any relevant information available at the time the Company values its portfolio, including the most recent value reported by the investment fund. Net asset valuations are provided monthly or quarterly by these investment funds. Distributions received, which are identified by the underlying investment funds as a return of capital, whether in the form of cash or securities, are applied as a reduction of the investment's carrying value. In July 2009, the Company received a distribution of securities from an investment fund at fair value of $1,134,451. The Company subsequently sold the securities at a loss of $2,853.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Realized gains and losses on investment funds, which are net of all fees and allocations to the investment advisers of these funds and common stock, are determined on an identified cost basis.

     The Company has the ability to request withdrawals or redemptions from its investments periodically, ranging from monthly to annually, depending on the provisions of the respective underlying investment fund's governing agreements. Such withdrawals or redemptions, upon acceptance, are generally satisfied in cash. However, security or in-kind distributions may occur depending on specific facts and circumstances. Contribution or subscription requirements may also vary based on each investment fund's governing agreements. Investment advisers of the investment funds generally receive fees for their services. These fees include management fees based upon the net asset value of the Company's investment, as well as incentive fees and allocations based upon net profits earned by the Company. Both the net asset value of the Company's investment and the net profits earned by the Company include any change in unrealized appreciation or depreciation of investments as well as realized income and gains or losses and expenses of the underlying investments and are net of all fees and incentive allocations. These fees are deducted directly from the Company's investment fund balance in accordance with a governing agreement. During the six-month period ended September 30, 2009, fees for these services ranged from 0.0% to 3.0% annually for management fees and 20.0% to 25.0% for incentive fees and allocations.

     The Company may participate in side pocket investments, either at the Company's discretion or that of the investment adviser who manages the investment fund in which the Company invests. A side pocket investment is generally less liquid than others in an investment fund and will be subject to different terms and conditions, including more significant restrictions on redemptions. The fair value of side pockets is determined in good faith by the investment advisers of the respective investment fund. At September 30, 2009, the Company has approximately $2.1 million in side pocket investments, totaling 2.2% of net assets, which are included in investment funds in the statement of assets and liabilities. The investment advisors of the investment funds may also, at their discretion, suspend redemptions or implement other restrictions on liquidity. As of September 30, 2009, approximately 6.6% of the Company's investments (5.9% of net assets) were considered illiquid due to restrictions (excluding contractual lock-ups) implemented by the investment advisors of the investment funds.

     FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS, which has been codified into ASC Topic 820 ("ASC 820"), which provides enhanced guidance for using fair value to measure assets and liabilities. ASC 820 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Company investments are measured at September 30, 2009:

                                 LEVEL 1   LEVEL 2     LEVEL 3        TOTAL
                                --------   -------   -----------   -----------
Investment Funds                $     --     $--     $86,972,723   $86,972,723
Registered Investment Company        165      --              --           165
Futures                          (57,120)     --              --       (57,120)
TOTAL                           --------     ---     -----------   -----------
                                $(56,955)    $--     $86,972,723   $86,915,768
                                ========     ===     ===========   ===========

     The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

BEGINNING BALANCE AS OF 4/1/09           $ 97,797,459
Realized loss                              (1,348,607)
Change in unrealized appreciation           7,690,464
Net purchase/sales                        (17,166,593)
Net transfers in and/or out of Level 3             --
                                         ------------
ENDING BALANCE AS OF 9/30/09             $ 86,972,723
                                         ============
Changes in unrealized gains (losses)
included in earnings related to
investments still held at reporting
date                                     $  6,637,048
                                         ============

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     OPTIONS -- The Company may purchase put and call options on securities and stock indices to enhance performance or hedge assets. A put or call option gives the purchaser the right to cause the seller of an option to sell or purchase an underlying security at a specific price at any time during the option period. The Company pays a premium which is included in the Company's statement of assets and liabilities as an investment and subsequently marked-to market to reflect the current value of the option using the last quoted sales price or in the absence of a sales price, the mean of the bid and ask prices. The Company held no options at September 30, 2009.

     FUTURES CONTRACTS -- The Company utilized futures contracts during the six-month period ended September 30, 2009. The Company's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash and securities are made upon entering into futures contracts. The contracts are marked-to-market daily using the settlement prices established by the various exchanges and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether gains or losses are incurred. When the contract is closed, the Company records a realized gain or loss equal to the fair value of the contract.

     CASH AND CASH EQUIVALENTS -- Cash and cash equivalents represent cash in banks and overnight investments.

     DEPOSITS WITH BROKERS -- Amounts shown as deposits with brokers represent funds held by brokers and clearing agents, including amounts held as margin for the purposes of clearing futures transactions.

     FUND EXPENSES -- The Company pays the Adviser a quarterly fee (the "management fee") computed at the annual rate of 1.00% of the aggregate value of its outstanding interests determined as of the last day of each month and payable quarterly (before any repurchases of interests). The Adviser is contractually obligated to reimburse annual operating expenses, excluding interest and loan commitment fees, in excess of 1.25% of average net assets through December 31, 2009. The Adviser is permitted to recover expenses it has borne in later periods not to exceed three years after the end of the quarter in which the Adviser reimbursed an expense. Any such recovery will not cause the Company to exceed the expense reimbursement percentages set forth above.

     INVESTMENT INCOME -- Interest income and expense is recorded on the accrual basis and dividends are recorded on the ex-dividend date.

     INCOME TAXES -- The Company is treated as a partnership for tax purposes and therefore it is unlikely that the Company would be subject to Federal, state or local income taxes. As such, each member will be required to report separately on its income tax return its distributive share of the Company's net long-term capital gain or loss, net short-term capital gain or loss and items of ordinary income or loss. Accordingly, there is no provision for income taxes in the accompanying financial statements. Tax years 2007 and 2008 remain subject to examination by Federal and State jurisdictions, including those States where investors reside or States where the Company is subject to other filing requirements.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

3.   INVESTMENT TRANSACTIONS

     For the six-month period ended September 30, 2009, the Company made purchases of $4,825,000 and sales of $23,149,066 of investments.

     At September 30, 2009, the aggregate cost of investment funds and registered investment company for tax purposes was expected to be similar to book cost of $81,056,267. At September 30, 2009, accumulated net unrealized appreciation on investment funds and registered investment company was $5,916,621 consisting of $13,995,730 gross unrealized appreciation and $(8,079,109) gross unrealized depreciation.

4.   BANK BORROWINGS

     The Company is permitted to borrow funds for a variety of reasons including for investment purposes, to meet repurchase requests, and for cash management purposes. Under the Company's credit facility, which expired on April 22, 2009, interest was based on the amount drawn under the credit facility. The Company did not have any bank borrowings between April 1, 2009 and April 22, 2009, and the credit facility was not renewed upon expiry.

5.   DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK

     With respect to put and call options, market risks may arise from unfavorable changes in the market values of the instruments underlying the contracts. Credit risk may arise from the potential inability of counterparties to perform in accordance with the terms of the contract. Credit risk on exchange traded contracts is partially mitigated by regulatory requirements from the exchanges on which they are traded.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. In addition, the futures contract involves risk that the Company could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Schedule of Investments or Statement of Assets and Liabilities.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

5.   DERIVATIVE FINANCIAL INSTRUMENTS AND CONCENTRATIONS OF CREDIT RISK
     (CONTINUED)

     The majority of the Company's operating activities involve trading, including indirectly through its investments, in derivative financial instruments that involve varying degrees of market and credit risk. The Company's margin account balances related to these trading accounts are swept nightly to mitigate the associated credit risk. With respect to investments in investment funds, the Company has limited liability and, therefore, its maximum exposure to either market or credit loss is limited to its carrying value in these investments, as set forth in the Statement of Assets and Liabilities.

     The Company has adopted the provisions of Statement of Financial Accounting Standard No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, AN AMENDMENT OF FASB STATEMENT NO. 133, which has primarily been codified into ASC Topic 815 ("ASC 815"). ASC 815 intends to provide users of financial statements with an enhanced understanding of: (i) how and why an entity uses derivative instruments; (ii) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations; and (iii) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. Adoption of ASC 815 impacted disclosures only and had no impact on the Company's financial condition, results of operations or cash flows.

     During the six-month period ended September 30, 2009, the Company traded 97 exchange traded future contracts that resulted in realized loss of $1,094,936, as disclosed in the Statement of Operations. As of September 30, 2009, the Company had 28 open futures contracts with a fair value of $57,120, as disclosed in the Schedule of Investments and Statement of Assets and Liabilities.

     For exchange-traded contracts, the clearing organization functions as the counterparty of specific transactions and, therefore, bears the risk of delivery to and from counterparties to specific positions, which mitigates the credit risk of these instruments.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

6.   FINANCIAL HIGHLIGHTS (UNAUDITED)

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                         SIX-MONTH
                        PERIOD ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                       SEPTEMBER 30,         MARCH 31,        MARCH 31,         MARCH 31,         MARCH 31,         MARCH 31,
                            2009               2009              2008              2007              2006              2005
                       -------------       ------------      ------------      ------------      ------------      ------------
Net asset value,
   beginning of period $  1,149.90         $   1,317.75      $   1,310.17      $   1,282.59      $   1,119.53      $   1,103.65
Net investment loss          (7.62)              (25.81)           (34.80)           (37.53)           (35.00)           (22.49)
Realized and
   unrealized
   gain (loss)
   on investments            62.98              (142.04)            42.38             65.11            198.06             38.37
                       -----------         ------------      ------------      ------------      ------------      ------------
Total from operations        55.36              (167.85)             7.58             27.58            163.06             15.88
                       -----------         ------------      ------------      ------------      ------------      ------------
Net asset value,
   end of period       $  1,205.26         $   1,149.90      $   1,317.75      $   1,310.17      $   1,282.59      $   1,119.53
                       ===========         ============      ============      ============      ============      ============
Net assets, end of
   period              $97,911,314         $106,125,121      $153,116,959      $171,442,358      $169,112,966      $116,930,753
Ratio of net
   investment loss
   to average net
   assets (3)                (1.26)%(1)(4)        (2.04)%(5)        (2.52)%(6)        (2.92)%(7)        (2.93)%(8)        (1.97)%(9)
                       -----------         ------------      ------------      ------------      ------------      ------------
Ratio of operating
   expenses to average
   net assets (3)             1.25%(1)             1.81%(10)         2.00%             2.00%             2.00%             2.00%
Ratio of bank
   borrowing
   expenses to average
   net assets                 0.01%(1)             0.27%             0.62%             0.99%             0.94%             0.00%
                       -----------         ------------      ------------      ------------      ------------      ------------
Ratio of total
   expenses to average
   net assets (3)             1.26%(1)(4)          2.08%(5)          2.62%(6)          2.99%(7)          2.94%(8)          2.00%(9)
                       -----------         ------------      ------------      ------------      ------------      ------------
Total return                  4.81%(2)           (12.74)%            0.58%             2.15%            14.57%             1.44%
Portfolio turnover            5.02%(2)            27.51%            33.51%            27.39%            50.78%            23.88%

(1)  Annualized.

(2)  Not annualized.

(3) Ratios of net investment loss and expenses does not include expenses of the underlying investment funds.

(4) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (1.39)% and 1.39%, respectively.

(5) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.13)% and 2.15%, respectively.

(6) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.57)% and 2.67%, respectively.

(7) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.96)% and 3.03%, respectively.

(8) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.99)% and 3.00%, respectively.

(9) If expenses had not been contractually reimbursed by the Adviser, the ratios of net investment loss and expenses to average net assets would be (2.14)% and 2.17%, respectively.

(10) For the period April 1, 2008 through December 31, 2008, the total expense cap was 2.00%. Effective January 1, 2009, the total expense cap was changed to 1.25%.

MAN-GLENWOOD LEXINGTON ASSOCIATES PORTFOLIO, LLC

NOTES TO FINANCIAL STATEMENTS (CONCLUDED) (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2009

7.   NEW ACCOUNTING PRONOUNCEMENT

     In September 2009, the FASB issued Accounting Standard Update No. 2009-12, INVESTMENTS IN CERTAIN ENTITIES THAT CALCULATE NET ASSET VALUE PER SHARE (OR ITS EQUIVALENT), AN AMENDMENT OF FAIR VALUE MEASUREMENTS AND DISCLOSURE (Topic 820), or ASU 2009-12. This amendment provides additional guidance on using the net asset value per share, provided by an investee, when estimating the fair value of an alternate investment that does not have a readily determinable fair value and enhances the disclosures concerning these investments. Examples of alternate investments, within the scope of this amendment, include investments in hedge funds, private equity funds, real estate funds, and venture capital partnerships. This amendment is effective for interim and annual periods ending after December 15, 2009. As of September 30, 2009, the fair values of the Company's investments in underlying funds were measured using the net asset value of the underlying funds as reported by the underlying fund's manager. The Company is currently evaluating the potential impact of this standard on its financial position and results of operations.

8.   SUBSEQUENT EVENTS

     Effective for interim and annual periods ending after June 15, 2009, the Company adopted the provisions in Financial Accounting Standard No. 165 SUBSEQUENT EVENTS, which has been codified into ASC Topic 855, and has evaluated subsequent events through November 23, 2009, the date the financial statements were issued.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual report.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                               PORTFOLIO MANAGERS

                          OTHER ACCOUNTS MANAGED TABLE
                           (As of September 30, 2009)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                              Companies(1)                 Vehicles(2)                Other Accounts
                                       ------------ -------------- ------------ --------------- ------------ -------------
                                                                                                                 Total
                                                     Total Assets                 Total Assets                 Assets of
                                          Number     of Accounts     Number       of Accounts      Number       Accounts
                                            of         Managed         of           Managed          of         Managed
         Portfolio Manager               Accounts    ($ million)    Accounts      ($ million)     Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Matthew Kammerzell                          0             0             2            136             0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Arthur Holly                                0             0             4            583             0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

(1) Does not include Man-Glenwood Lexington, LLC, Man-Glenwood Lexington TEI, LLC, or Man-Glenwood Lexington Associates Portfolio, LLC.
(2) Includes both discretionary and non-discretionary.

                PERFORMANCE-BASED FEE ACCOUNTS INFORMATION TABLE
                           (As of September 30, 2009)

-------------------------------------- --------------------------- ---------------------------- --------------------------
                                         Registered Investment       Other Pooled Investment
                                               Companies                   Vehicles(1)               Other Accounts
                                       ------------ -------------- ------------ --------------- ------------ -------------
                                                                                                                Total
                                                    Total Assets                 Total Assets                 Assets of
                                         Number      of Accounts     Number      of Accounts      Number       Accounts
                                           of          Managed         of          Managed          of         Managed
          Portfolio Manager             Accounts     ($ million)    Accounts     ($ million)     Accounts    ($ million)
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Matthew Kammerzell                          0             0             2            136             0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------
Arthur Holly                                0             0             4            583             0            0
-------------------------------------- ------------ -------------- ------------ --------------- ------------ -------------

(1) Includes both discretionary and non-discretionary.

CONFLICTS OF INTEREST. The portfolio managers, in performing their duties with the Adviser, manage accounts other than the Portfolio Company. In addition, they may carry on investment activities for their own accounts and the accounts of family members (collectively with other accounts managed by the Adviser and its affiliates, "Other Accounts"). The Portfolio Company has no interest in these activities. As a result of the foregoing, the portfolio managers will be engaged in substantial activities other than on behalf of the Portfolio Company and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities, and their time, between the Portfolio Company and Other Accounts.

There may be circumstances under which the Adviser will cause one or more Other Accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Portfolio Company's assets they commit to such investment. There also may be circumstances under which the Adviser purchases or sells an investment for Other Accounts and does not purchase or sell the same investment for the Portfolio Company, or purchases or sells an investment for the Portfolio Company and does not purchase or sell the same investment for one or more Other Accounts. However, it is the policy of the Adviser that: investment decisions for the Portfolio Company and Other Accounts be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting each account that they manage; and investment transactions and opportunities be fairly allocated among clients, including the Portfolio Company. Therefore, the Adviser may not invest the Portfolio Company's assets in certain Hedge Funds in which Other Accounts may invest or in which the Portfolio Company may otherwise invest.

The Adviser and its affiliates may have interests in Other Accounts they manage that differ from their interests in the Portfolio Company and may manage such accounts on terms that are more favorable to them (E.G., may receive higher fees or performance allocations) than the terms on which they manage the Portfolio Company. In addition, the Adviser may charge fees to Other Accounts and be entitled to receive performance-based incentive allocations from Other Accounts that are lower than the fees to which the Portfolio Company is subject.

COMPENSATION. Portfolio managers at the Adviser are compensated through a number of different methods. First, a base salary is paid to all of the portfolio managers. Secondly, each portfolio manager has been eligible to receive annual bonuses which are based upon the profitability of the Adviser, the Man Investments division of Man Group plc and Man Group plc as a whole. Each portfolio manager has a defined interest in the profitability of the Adviser that determines the level of their annual bonus. This determination is based upon both the performance of the Adviser's investment vehicles and the level of assets under management. These amounts are also adjusted based on the profitability of the Man Investments division as well as Man Group plc. Portfolio managers are also typically invited to participate in a co-investment program which provides for a matching grant of equity (as described below) subject to a four-year vesting period. Portfolio managers who participate in the co-investment program generally receive a matching grant of equity at a four-to-one level in the form of Man Group plc stock but can elect to have up to 50% of the matching amount instead be invested in an investment vehicle also managed by the Adviser. There are no other special compensation schemes for the portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

No class of securities is registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions that occurred during the Registrant's last fiscal half-year with regard to significant deficiencies or material weaknesses in the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act or in other factors that have materially affected, or are reasonably likely to materially affect the Registrant's internal controls over financial reporting as defined in Rule 30a-3(d) of the 1940 Act subsequent to the date of their evaluation.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                Man-Glenwood Lexington Associates Portfolio, LLC


                       By:      /S/ JOHN B. ROWSELL
                                -----------------------------------
                                John B. Rowsell
                                Principal Executive Officer

                       Date:    December 4, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                       By:      /S/ JOHN B. ROWSELL
                                -----------------------------------
                                John B. Rowsell
                                Principal Executive Officer


                       Date:    December 4, 2009


                       By:      /S/ ALICIA B. DERRAH
                                -----------------------------------
                                Alicia B. Derrah
                                Principal Financial Officer

                       Date:    December 4, 2009

                                  EXHIBIT INDEX

12(a)(2) Certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended

12(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended